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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund


              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: January 31, 2006

ITEM 1.  Schedule of Investments.
Schedules of Investments

THE CHINA-U.S. GROWTH FUND
Schedule of Investments (Unaudited)
January 31, 2006


          SHARES            COMMON STOCKS--97.2%                                        VALUE
                            UNITED STATES--51.5%
                            AEROSPACE & DEFENSE--1.0%
             6,700          Boeing Company                                          $   457,677
                                                                                    -----------

                            BIOTECHNOLOGY--1.6%
            10,205          Amgen Inc.*                                                 743,842
                                                                                    -----------

                            CAPITAL MARKETS--1.2%
             7,950          Merrill Lynch & Co., Inc.                                   596,807
                                                                                    -----------

                            CHEMICALS--1.0%
             8,750          Rohm and Haas Company                                       445,375
                                                                                    -----------

                            COMMUNICATION EQUIPMENT--3.9%
            28,000          Corning Incorporated*                                       681,800
            26,750          Motorola, Inc.                                              607,493
            10,600          QUALCOMM Inc.                                               508,376
                                                                                    -----------
                                                                                      1,797,669
                                                                                    -----------

                            COMPUTERS & PERIPHERALS--1.0%
            20,450          Western Digital Corporation*                                447,037
                                                                                    -----------

                            ELECTRONIC EQUIPMENT & INSTRUMENTS--4.9%
             8,150          Emerson Electric Co.                                        631,218
            44,700          Evergreen Solar, Inc.*                                      689,721
           141,700          International DisplayWorks Inc.*                            919,633
                                                                                    -----------
                                                                                      2,240,572
                                                                                    -----------

                            ENERGY EQUIPMENT & SERVICES--2.1%
             4,450          Schlumberger Limited                                        567,153
             2,400          Tenaris S. A. ADR #                                         389,880
                                                                                    -----------
                                                                                        957,033
                                                                                    -----------

                            FOOD PRODUCTS--1.7%
            24,450          Archer-Daniels-Midland Company                              770,175
                                                                                    -----------

                            FREIGHT & LOGISTICS--1.1%
             4,750          FedEx Corp.                                                 480,463
                                                                                    -----------


                            HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
            11,800          Hologic, Inc.*                                              607,228
            24,150          Illumina, Inc.*                                             517,776
                                                                                    -----------
                                                                                      1,125,004
                                                                                    -----------

                            HOTELS, RESTAURANTS & LEISURE--2.8%
            19,000          Starbucks Corporation*                                      602,300
            10,400          Wynn Resorts, Limited*                                      671,632
                                                                                    -----------
                                                                                      1,273,932
                                                                                    -----------

                            INSURANCE--1.3%
             9,650          American International Group, Inc.                          631,689
                                                                                    -----------

                            INTERNET & CATALOG RETAIL--1.4%
            14,500          eBay Inc.*                                                  624,950
                                                                                    -----------

                            MACHINERY--3.1%
             7,400          Bucyrus International, Inc. Cl. A                           452,806
            15,050          Caterpillar Inc.                                          1,021,895
                                                                                    -----------
                                                                                      1,474,701
                                                                                    -----------

                            MEDIA--1.1%
             9,800          Focus Media Holding Limited ADR*#                           534,982
                                                                                    -----------

                            METALS & MINING--8.9%
             8,100          Cameco Corporation                                          640,548
            12,800          Companhia Vale do Rio Doce (CVRD) ADR*#                     656,256
            10,400          Freeport-McMoRan Copper & Gold, Inc.                        668,200
            15,700          Inco Limited                                                805,096
            19,550          Oregon Steel Mills, Inc.*                                   804,874
             3,350          Phelps Dodge Corporation                                    537,675
                                                                                    -----------
                                                                                      4,112,649
                                                                                    -----------


          SHARES            OIL & GAS--4.6%                                             VALUE
             5,350          Canadian Natural Resources Ltd.                        $    331,700
            11,700          Marathon Oil Corporation                                    899,379
             5,650          Talisman Energy Inc.                                        344,255
             8,250          Valero Energy Corporation                                   515,048
                                                                                    -----------
                                                                                      2,090,382
                                                                                    -----------

                            SEMICONDUCTORS--1.1%
           106,350          Silicon Storage Technology Inc. *                           512,607
                                                                                    -----------


                            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
             5,550          Broadcom Corporation Cl. A *                                378,510
            24,650          Freescale Semiconductor Inc. Cl. A*                         620,194
            16,250          NVIDIA Corporation*                                         730,600
                                                                                    -----------
                                                                                      1,729,304
                                                                                    -----------

                            TEXTILES, APPAREL & LUXURY GOODS--1.4%
             7,850          NIKE, Inc. Cl. B                                            635,458
                                                                                    -----------

                            TOTAL UNITED STATES (COST $18,500,066)                   23,682,308
                                                                                    -----------

                            CHINA--22.7%

                            COMMUNICATIONS EQUIPMENT--.9%
           108,800          ZTE Corporation Cl. H                                       433,405
                                                                                    -----------

                            COMPUTERS & PERIPHERALS--1.2%
         1,318,000          Lenovo Group Limited                                        530,973
                                                                                    -----------

                            DISTRIBUTORS--1.0%
           204,000          China Resources Enterprise Limited                          433,931
                                                                                    -----------

                            DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
           478,500          China Netcom Group Corporation (Hong Kong) Limited          805,006
                                                                                    -----------

                            FOOD & STAPLES RETAILING--1.5%
           953,000          China Yurun Food Group Limited*                             706,427
                                                                                    -----------

                            HOTELS RESTAURANTS & LEISURE--.8%
           485,100          Shanghai Jinjiang International Hotels
                              Development Co. Ltd.                                      364,310
                                                                                    -----------

                            INTERNET SOFTWARE & SERVICES--3.4%
           477,000          Tencent Holdings Limited                                    614,929
            47,496          The9 Limited  ADR *#                                        945,645
                                                                                    -----------
                                                                                      1,560,574
                                                                                    -----------

                            MACHINERY--1.1%
           430,750          Hangzhou Steam Turbine Co., Ltd.                            554,750
                                                                                    -----------

                            MEDIA--1.4%
            27,264          SINA Corp.*                                                 634,433
                                                                                    -----------

                            METALS & MINING--1.3%
           174,000          Angang New Steel Company LImited Cl. H                      127,859
           740,000          Jiangxi Copper Company Ltd.                                 450,755
                                                                                    -----------
                                                                                        578,614
                                                                                    -----------

                            OIL & GAS & CONSUMABLE FUELS--4.1%
           963,000          CNOOC Limited                                               813,157
         1,098,000          PetroChina Company Limited Cl. H                          1,068,701
                                                                                    -----------
                                                                                      1,881,858
                                                                                    -----------

                            REAL ESTATE--2.5%
         1,590,000          Agile Property Holdings Limited*                            942,892
           384,000          China Resources Land Limited                                211,629
                                                                                    -----------
                                                                                      1,154,521
                                                                                    -----------

                            WIRELESS TELECOMMUNICATION SERVICES--1.7%
           161,000          China Mobile (Hong Kong) Limited                            782,481
                                                                                    -----------

                            TOTAL CHINA (COST $8,826,150)                            10,421,283
                                                                                    -----------


          SHARES            HONG KONG--21.5%                                            VALUE
                            BIOTECHNOLOGY--1.2%
         2,692,000          Sino Biopharmaceutical Limited                          $   544,856
                                                                                    -----------

                            COMMERCIAL BANKS--.8%
           867,000          CITIC International Financial Holdings Limited              349,282
                                                                                    -----------

                            DIVERSIFIED TELECOMMUNICATION SERVICES--.7%
         5,496,000          ZZNode Holdings Co., Ltd.                                   333,006
                                                                                    -----------

                            ELECTRICAL EQUIPMENT--.8%
         1,684,000          Ju Teng International Holdings Ltd.*                        358,206
                                                                                    -----------

                            INDUSTRIAL CONGLOMERATES--2.1%
                96          3 Italia SpA*                                                     1
            96,000          Hutchinson Whampoa Limited                                  980,793
                                                                                    -----------
                                                                                        980,794

                            MEDIA--.8%
         3,358,000          One Media Group Limited*                                    346,320
                                                                                    -----------

                            MULITLINE RETAIL--1.2%
           372,500          Lifestyle International Holdings Limited                    554,645
                                                                                    -----------

                            SPECIALTY RETAIL--2.9%
           570,000          Giordano International Limited                              323,321
         2,896,000          Xinyu Hengdeli Holdings Limited*                          1,017,354
                                                                                    -----------
                                                                                      1,340,675
                                                                                    -----------

                            REAL ESTATE--11.0%
            87,000          Cheung Kong (Holdings) Limited                              933,706
         1,061,000          Far East Consortium International Limited                   389,823
           163,000          Hongkong Land Holdings Limited                              537,900
           118,216          Hysan Development Company Limited                           300,227
         1,117,200          New World China Land Limited                                493,285
         4,912,000          Shanghai Real Estates Limited                               873,861
            95,000          Swire Pacific Limited                                       884,847
           351,000          Wheelock and Company Limited                                635,756
                                                                                    -----------
                                                                                      5,049,405
                                                                                    -----------

                            TOTAL HONG KONG (COST $9,318,870)                         9,857,189
                                                                                    -----------


          SHARES            SINGAPORE--1.5%                                             VALUE
                            ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
         1,173,000          United Test and Assembly Center Limited*                    668,819
                                                                                    -----------

                            TOTAL SINGAPORE (COST $499,415)                             668,819
                                                                                    -----------

                            TOTAL COMMON STOCKS (COST $37,144,501)                   44,629,599
                                                                                    -----------

         PRINCIPAL
          AMOUNT            SHORT-TERM INVESTMENTS--4.4%
         ---------          U.S. GOVERNMENT & AGENCY OBLIGATIONS $2,028,000
                            Federal Home Loan Banks, 4.24%, 2/1/06
        $2,028,000          (Cost $2,028,000)                                                              2,028,000
                                                                                                         -----------

                            Total Investments
                            (Cost $39,172,501)(a)                                        101.6%           46,657,599
                            Liabilities in Excess of Other Assets                         (1.6)             (713,851)
                                                                                         ------          -----------
                            Net Assets                                                   100.0%          $45,943,748
                                                                                         ------          -----------


--------------------------------------------------------------------------------

                            * Non-income producing security.
                            # American Depositary Receipts.
                            (a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $39,172,501 amounted to $7,485,098 which consisted of aggregate gross unrealized appreciation of $7,939,424 and aggregate gross unrealized depreciation of $454,326.

ITEM 2.  Controls and Procedures.
(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The China-U.S. Growth Fund


By /s/Daniel C. Chung


Daniel C. Chung


President


Date: March 13, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Daniel C. Chung


Daniel C. Chung


President


Date: March 13, 2006


By /s/Frederick A. Blum


Frederick A. Blum


Treasurer


Date: March 13 2006